INCOME TAXES (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 19,598,000	$ 14,539,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 18,662,000	$ 14,537,000